Other Assets - Other Current Assets (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Other current assets
Receivable from Buyer	$ 47	$ 0
Prepaid expenses	47	45
Income taxes receivable	43	12
Contract assets	12	9
Other	45	49
Total other current assets	$ 193	$ 114